Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The following table sets forth information concerning the compensation of our Principal Executive Officers (“PEOs”) and
other NEOs (“Non-PEO NEOs”) for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021, and our financial performance for each such fiscal year.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compen- sation Table Total for PEO Ryan ($)(1)	Compen- sation Actually Paid to PEO Ryan ($)(2)	Summary Compen- sation Table Total for PEO Turner ($)(3)	Compen- sation Actually Paid to PEO Turner ($)(4)	Average Summary Compen- sation Table Total for Non- PEO NEOs ($)(5)	Average Compen- sation Actually Paid to Non- PEO NEOs ($)(6)	Total Stock- holder Return ($)(7)	Peer Group Total Stock- holder Return ($)(8)	Net Income ($ ,000)	Organic Revenue Growth Rate (%)(9)

2025			1,454,058	(1,287,247)	2,275,254	(1,279,863)	191	164	214,157	10.1%
2024	3,985,251	3,985,251	5,948,435	13,961,632	4,099,916	8,944,994	236	142	229,913	12.8%
2023	4,256,700	4,256,700			2,613,734	3,088,497	156	109	194,480	15.4%
2022	4,478,995	4,478,995			2,530,394	3,369,573	151	97	163,257	16.8%
2021	2,456,731	2,456,731			8,972,955	22,246,054	147	109	56,632	22.9%

Company Selected Measure Name			Organic Revenue Growth Rate
Named Executive Officers, Footnote	Patrick G. Ryan was our PEO in 2021, 2022, 2023, and for part of 2024. Prior to our IPO on July 21, 2021, Mr. Ryan did not receive any salary for his role as our Chief Executive Officer.
Timothy W. Turner became our PEO on October 1, 2024.(5)Our NEOs (other than our PEO) for 2025 included Patrick G. Ryan, Janice M. Hamilton, Stephen P. Keogh, Benjamin M. Wuller, and
Jeremiah R. Bickham. Mr. Bickham was our President until his separation on October 8, 2025. Our NEOs (other than our PEOs) for
2024 included Jeremiah R. Bickham, Janice M. Hamilton, Michael L. Conklin, Brendan M. Mulshine, and Benjamin M. Wuller. Our
NEOs (other than our PEO) for 2023 and 2022 included Timothy W. Turner, Jeremiah R. Bickham, Mark S. Katz, and Brendan M.
Mulshine. Our NEOs (other than our PEO) for 2021 included Timothy W. Turner, Jeremiah R. Bickham, Mark S. Katz, Michael T.
VanAcker, and Diane M. Aigotti. Ms. Aigotti was our Chief Financial Officer until she resigned from the Company on March 1, 2021.

Peer Group Issuers, Footnote	(8)Our Peer Group TSR for the relevant fiscal year represents the cumulative TSR of the S&P 500 Financials Sector Index, consistent with the industry index used in our “Performance Graph” pursuant to Section 201(e) of regulation S-K as presented in Item 5 of our
Annual Report on Form 10-K. The Peer Group TSR is calculated from July 22, 2021, the first trading date of our Class A common stock after our IPO, through the end of the applicable year.

Adjustment To PEO Compensation, Footnote	The following table provides a reconciliation calculation of our PEO (Mr. Turner) CAP back to his SCT:

Year	SCT Total	SCT Grant Date Fair Value Deduction	Year End Value of Equity Granted During Year and Unvested at End of Year	Fair Value as of Vesting Date of Equity Granted During Year and Vested During Year	Change in Fair Value of Equity Granted in Prior Year and Unvested at End of Year	Change in Fair Value of Equity Granted in Prior Year and Vested During Year	CAP

2025	$1,454,058	$—	$—	$—	$(2,809,410)	$68,105	$(1,287,247)
2024	5,948,435	(2,470,256)	3,803,587	—	146,747	6,533,119	13,961,632

Non-PEO NEO Average Total Compensation Amount			$ 2,275,254	$ 4,099,916	$ 2,613,734	$ 2,530,394	$ 8,972,955
Non-PEO NEO Average Compensation Actually Paid Amount			$ (1,279,863)	8,944,994	3,088,497	3,369,573	22,246,054
Adjustment to Non-PEO NEO Compensation Footnote	(6)The following table provides a reconciliation calculation of the average Non-PEO NEOs’ CAP back to the average Non-PEO NEOs’
SCT total:

Year	Average SCT Total	SCT Grant Date Fair Value Deduction	Year End Value of Equity Granted During Year and Unvested at End of Year	Fair Value as of Vesting Date of Equity Granted During Year and Vested During Year	Change in Fair Value of Equity Granted in Prior Year and Unvested at End of Year	Change in Fair Value of Equity Granted in Prior Year and Vested During Year	Change in Fair Value of Equity Forfeited During Year	Average CAP

2025	$2,275,254	$(399,997)	$116,850	$—	$(2,814,707)	$23,951	$(481,214)	$(1,279,863)
2024	4,099,916	(2,201,439)	2,888,360	—	3,686,548	471,609	—	8,944,994
2023	2,613,734	(374,999)	392,166	—	439,155	18,441	—	3,088,497
2022	2,530,394	(308,222)	367,125	—	928,526	(148,250)	—	3,369,573
2021	8,972,955	(4,324,316)	17,418,303	179,112	—	—	—	22,246,054

Compensation Actually Paid vs. Total Shareholder Return	The below chart depicts CAP to our PEOs and the average of our Non-PEO NEOs in relationship to our TSR for the same period. Our Non-PEO NEOs’ long-term incentive compensation is directly tied to the increase in value of our common stock.

Compensation Actually Paid vs. Net Income	The below chart depicts CAP to our PEOs and the average of our Non-PEO NEOs in relationship to our Net Income for the same period. The Company does not use net income as a performance measure in its overall executive compensation program.

Compensation Actually Paid vs. Company Selected Measure	The below chart depicts CAP to our PEOs and the average of our Non-PEO NEOs in relationship to our Organic Revenue
Growth Rate for the same period. The Company first directly aligned short-term incentive compensation with Organic
Revenue Growth Rate in 2022, where 35% of each NEO’s short-term incentive compensation was tied to our Organic
Revenue Growth Rate performance and such alignment continued in 2023, 2024, and 2025. See “Executive Compensation:
Compensation Discussion and Analysis — Our Executive Compensation Program in Detail — Our Pay Philosophy — Short-
Term Incentive Compensation” for further details. An Organic Revenue Growth CAGR also forms an achievement floor for the PSUs and PLUs that were granted to each of our NEOs, other than Mr. Ryan, in 2024 and 2025.

Total Shareholder Return Vs Peer Group	As demonstrated by the following graph, the Company’s TSR increased 91% over the presented period in the table, while the Company’s peer group TSR increased 64% over the same period. The Company’s TSR generally outperformed the peer group during the period presented in the table, representing the Company’s superior financial performance as compared to the S&P 500 Financials Sector Index.

Tabular List, Table	For the year ended December 31, 2025, the most important financial performance measures used to link CAP to our NEOs to Company performance were Organic Revenue Growth Rate, Adjusted EBITDAC Margin, and TSR. Our NEOs’ total compensation is heavily weighted towards short and long-term performance with performance goals aligned with our stockholders’ interests. Each NEO’s short-term incentive compensation is primarily determined by Organic Revenue Growth
Rate and Adjusted EBITDAC Margin. See “Executive Compensation: Compensation Discussion and Analysis — Our
Executive Compensation Program in Detail — Our Pay Philosophy —Short-Term Incentive Compensation” for further detail.
Most of our NEOs have significant long-term equity incentive grants that vest over 5 or 10 years and as a result their actual compensation is directly tied to TSR. In addition, each of our NEOs, other than Mr. Ryan, received a grant of performance-
based awards (PLUs or PSUs) the value of which is tied to TSR after achieving a minimum Organic Revenue Growth CAGR and, for the 2024 PSUs and PLUs, a minimum target Adjusted EBITDAC Margin. See “Executive Compensation:
Compensation Discussion and Analysis — Our Executive Compensation Program in Detail — Our Pay Philosophy —Long-
Term Incentive Compensation” for further detail.

Most Important Financial Performance Measures
Organic Revenue Growth Rate
Adjusted EBITDAC Margin
Total Stockholder Return

Total Shareholder Return Amount			$ 191	236	156	151	147
Peer Group Total Shareholder Return Amount			164	142	109	97	109
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 214,157,000	$ 229,913,000	$ 194,480,000	$ 163,257,000	$ 56,632,000
Company Selected Measure Amount			0.101	0.128	0.154	0.168	0.229
PEO Name	Timothy W. Turner	Patrick G. Ryan	Timothy W. Turner		Patrick G. Ryan	Patrick G. Ryan	Patrick G. Ryan
Additional 402(v) Disclosure	Since Mr. Ryan (our PEO through October 1, 2024) has never received incentive equity grants and the Company does not have a pension plan, Compensation Actually Paid (“CAP”) to Mr. Ryan is the same amount as reported as total compensation in our
Summary Compensation Table (“SCT”) for each year.Total Stockholder Return (“TSR”) is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The TSR is calculated from July 22, 2021, the first trading date of our
Class A common stock after our IPO, through the end of the applicable year.
Ryan Specialty’s most important financial performance measure used to link CAP to our NEOs to Company performance for the year ended December 31, 2025, is Organic Revenue Growth Rate. In the first quarter of 2024, the Company modified the methodology that it uses to calculate Organic Revenue Growth Rate. While our Organic Revenue Growth Rate STI targets in 2024 and prior years were determined based on the original calculation methodology, in 2025, STI targets were determined based on the new calculation methodology, therefore we have presented the new methodology in the table above and the graph below. For completeness, Organic
Revenue Growth Rate calculated based on the original calculation methodology was 9.6%,12.1%, 15.0%, 16.4% and 22.4% for the
			years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
Measure:: 1
Pay vs Performance Disclosure
Name			Organic Revenue Growth Rate
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDAC Margin
Measure:: 3
Pay vs Performance Disclosure
Name			Total Stockholder Return
Timothy W. Turner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,454,058	$ 5,948,435
PEO Actually Paid Compensation Amount			(1,287,247)	13,961,632
Patrick G. Ryan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				3,985,251	$ 4,256,700	$ 4,478,995	$ 2,456,731
PEO Actually Paid Compensation Amount				3,985,251	4,256,700	4,478,995	2,456,731
PEO | Timothy W. Turner [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(2,470,256)
PEO | Timothy W. Turner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	3,803,587
PEO | Timothy W. Turner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,809,410)	146,747
PEO | Timothy W. Turner [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Timothy W. Turner [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			68,105	6,533,119
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(399,997)	(2,201,439)	(374,999)	(308,222)	(4,324,316)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			116,850	2,888,360	392,166	367,125	17,418,303
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,814,707)	3,686,548	439,155	928,526	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	179,112
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			23,951	471,609	18,441	(148,250)	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (481,214)	$ 0	$ 0	$ 0	$ 0